Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Annual Report	true
Document Transition Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Registration Statement	false
Entity Registrant Name	Imperial Petroleum Inc./Marshall Islands
Entity Central Index Key	0001876581
Entity File Number	001-41095
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Address, Address Line One	331 Kifissias Avenue
Entity Address, City or Town	Athens
Entity Address, Country	GR
Entity Address, Postal Zip Code	14561
Entity Common Stock, Shares Outstanding	34,023,635
ICFR Auditor Attestation Flag	true
Auditor Name	Deloitte Certified Public Accountants S.A.
Auditor Firm ID	1163
Auditor Location	Athens, Greece
Document Accounting Standard	U.S. GAAP
Entity Incorporation, State or Country Code	1T
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	331 Kifissias Avenue
Entity Address, City or Town	Athens
Entity Address, Country	GR
Entity Address, Postal Zip Code	14561
City Area Code	011
Local Phone Number	625 0001
Contact Personnel Name	Harry N. Vafias
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	IMPP
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	8.75% Series A Cumulative Redeemable Perpetual Preferred Stock
Trading Symbol	IMPPP
Security Exchange Name	NASDAQ